Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Apr. 03, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 24, 2022
C000248869
Account Value [Line Items]
Line Graph and Table Measure Name	Strategas Macro Momentum ETF
Account Value	$ 10,928	$ 10,000
C000233882
Account Value [Line Items]
Line Graph and Table Measure Name	Strategas Macro Thematic Opportunities ETF
Account Value	$ 12,075		$ 9,435	$ 9,300	$ 10,000
C000233881
Account Value [Line Items]
Line Graph and Table Measure Name	Strategas Global Policy Opportunities ETF
Account Value	$ 11,841		10,560	9,460	10,000
S&P 500 Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (NR) (USD)
Account Value	$ 11,366	$ 10,000
S&P 500 Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (NR) (USD)
Account Value	$ 13,772		11,062	8,802	10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 12,505		$ 10,643	$ 8,710	$ 10,000